RIGHT-OF-USE ASSETS AND LEASE LIABILITES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	S/ (821,840)
Depreciation of the period	172,005	S/ 169,406	S/ 0
Balance at the end	(702,928)	(821,840)
Net carrying amount	702,928	821,840
Property: Agencies and offices
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	540,422
Servers and technology platforms
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	140,880
Transport units
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	902
Other leases
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount	20,724
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(997,817)
Additions	194,501	997,817
Acquisition of business	0	0
Transfers	0	0
Disposal and others	(202,170)
Acquisition of business	194,501	997,817
Balance at the end	(990,148)	(997,817)
Cost | Property: Agencies and offices
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(819,046)
Additions	28,352
Acquisition of business	0
Transfers	0
Disposal and others	(49,544)
Acquisition of business	28,352
Balance at the end	(797,854)	(819,046)
Cost | Servers and technology platforms
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(168,371)
Additions	145,140
Acquisition of business	0
Transfers	0
Disposal and others	(151,877)
Acquisition of business	145,140
Balance at the end	(161,634)	(168,371)
Cost | Transport units
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(3,006)
Additions	598
Acquisition of business	0
Transfers	0
Disposal and others	(749)
Acquisition of business	598
Balance at the end	(2,855)	(3,006)
Cost | Other leases
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	(7,394)
Additions	20,411
Acquisition of business	0
Transfers	0
Acquisition of business	20,411
Balance at the end	(27,805)	(7,394)
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	175,977	0
Additions	0	6,571
Depreciation of the period	172,005	169,406
Transfers	0	0
Disposal and others	(60,762)
Acquisition of business	0	6,571
Balance at the end	287,220	175,977	S/ 0
Accumulated depreciation | Property: Agencies and offices
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	130,761
Additions	0
Depreciation of the period	131,815
Transfers	0
Disposal and others	(5,144)
Acquisition of business	0
Balance at the end	257,432	130,761
Accumulated depreciation | Servers and technology platforms
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	40,591
Additions	0
Depreciation of the period	35,926
Transfers	0
Disposal and others	(55,763)
Acquisition of business	0
Balance at the end	20,754	40,591
Accumulated depreciation | Transport units
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	971
Additions	0
Depreciation of the period	837
Transfers	0
Disposal and others	145
Acquisition of business	0
Balance at the end	1,953	971
Accumulated depreciation | Other leases
Disclosure of quantitative information about right-of-use assets [line items]
Balance at the beginning	3,654
Additions	0
Depreciation of the period	3,427
Transfers	0
Acquisition of business	0
Balance at the end	S/ 7,081	S/ 3,654